Unlimited HFMF Managed Futures ETF
Consolidated Schedule of Investments
November 30, 2025 (Unaudited)
SHORT-TERM INVESTMENTS - 85.8%
Money Market Funds - 85.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.92%(a)(b)	8,621,289	$8,621,289

TOTAL SHORT-TERM INVESTMENTS (Cost $8,621,289)		8,621,289

TOTAL INVESTMENTS - 85.8% (Cost $8,621,289)		$8,621,289
Other Assets in Excess of Liabilities - 14.2%		1,429,464
TOTAL NET ASSETS - 100.0%		$10,050,753

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Unlimited HFMF Managed Futures ETF
Consolidated Schedule of Futures Contracts
November 30, 2025 (Unaudited)

FUTURES CONTRACTS - 1.1%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
British Pound/U.S. Dollar Cross Currency Rate	58	12/15/2025	$4,797,688	$10,944
CBOE Volatility Index	42	12/17/2025	767,285	(1,474)
Cocoa(a)	3	03/16/2026	165,120	6,587
Copper(a)	12	03/27/2026	1,581,600	65,354
Corn(a)	74	03/13/2026	1,656,675	23,324
E-Mini S&P 500 Index	12	12/19/2025	4,115,700	9,506
Euro/U.S. Dollar Cross Currency Rate	16	12/15/2025	2,322,300	(162)
Gold(a)	6	02/25/2026	2,552,940	61,947
Live Cattle(a)	11	12/31/2025	948,530	(26,528)
Nikkei 225 Index	3	12/11/2025	753,675	(14,888)
U.S. Treasury Long Bonds	16	03/20/2026	1,879,000	543
				135,153

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(84)	12/16/2025	(6,016,500)	(8,305)
Japanese Yen/U.S. Dollar Cross Currency Rate	(70)	12/15/2025	(5,609,188)	(666)
Soybeans(a)	(8)	01/14/2026	(455,100)	(2,148)
Sugar #11(a)	(15)	02/27/2026	(255,528)	(7,290)
WTI Crude Oil(a)	(15)	12/19/2025	(878,250)	(7,707)
				(26,116)

Net Unrealized Appreciation (Depreciation)				$109,037

(a)	All or a portion of the investment is a holding of the Unlimited HFMF Cayman Subsidiary.